Segment reporting (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)	[3]	Mar. 31, 2017 INR (₨)		Mar. 31, 2016 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 142,028	[1],[2]	$ 2,181		₨ 140,809	[1],[2]	₨ 154,708	[1],[2]
Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	114,014				115,409		128,062
Gastrointestinal [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	19,153				21,190		21,253
Oncology [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	16,999				17,054		19,410
Cardiovascular [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	16,501				15,553		19,009
Pain Management [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	12,898				14,323		16,240
Central Nervous System [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	12,509				12,749		14,739
Anti-Infective [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	6,557				7,189		12,711
Others [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	₨ 29,397				₨ 27,351		₨ 24,700

[1]	Effective July 1, 2017, a Goods and Services Tax ("GST") was introduced in India, replacing the excise duty and various other taxes. Following the principles of IAS 18, revenues from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2018 are not comparable with those of the previous years presented. Tabulated below are the details of excise duty included in revenues: For the Year Ended March 31, 2018 2017 2016 Excise duty included in revenues Rs. 173 Rs. 939 Rs. 842
[2]	Revenues for the year ended March 31, 2018 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,492 (as compared to Rs.6,181 and Rs.5,447 for the years ended March 31, 2017 and 2016, respectively).
[3]	Unaudited convenience translation into U.S.$(See Note 2(d))